Supplement dated May 26, 2023
to the Prospectus and Summary Prospectus, each as supplemented, of the following Fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Columbia Real Estate Equity Fund	4/27/2023
The header in the Fund's supplement dated April 28, 2023, is hereby superseded and replaced with the following header:

Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Columbia Real Estate Equity Fund	4/27/2023
Shareholders should retain this Supplement for future reference.
SUP212_13_002_(05/23)